Deposits - Schedule of deposits (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deposits [Line Items]
Deposits	$ 36,873,109	$ 59,693,744
Equipment deposit provision	(27,331,287)	0
Total	9,541,822	59,693,744
Bodens Energi [Member]
Deposits [Line Items]
Total	217,153	241,291
Equipment Deposits [Member]
Deposits [Line Items]
Total	35,430,727	57,567,943
Skellefteå Kraft [Member]
Deposits [Line Items]
Total	0	523,088
Vattenfall AB [Member]
Deposits [Line Items]
Total	$ 1,225,229	$ 1,361,422